Performance Management - Axonic Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Class I shares performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) for 1 year and since inception compared to those of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by calling (833) 429-6642 or by visiting www.axonicfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Class I shares performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) for 1 year and since inception compared to those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns—Class I
Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	4.03%
Worst Quarter – March 31, 2020	-8.70%
The Fund’s Class I calendar year-to-date return as of December 31, 2025 was 6.78%
Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Does Reflect Sales Loads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Availability Website Address [Text]	www.axonicfunds.com
Performance Availability Phone [Text]	(833) 429-6642
Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.78%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020